PROPERTY, PLANT AND EQUIPMENT - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	$ 5,457
Balance, end of the year	6,774	$ 5,457
Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	5,451	5,417
Acquisitions through business combinations	1,374	281
Additions	178	271
Disposals	(12)	(34)
Foreign currency translation	(103)	262
Reclassification to assets held for sale	0	(746)
Balance, end of the year	6,888	5,451
Accumulated fair value changes:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	756	659
Revaluation (loss) gains, net	(2)	55
Reclassification to assets held for sale	0	42
Balance, end of the year	754	756
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	(750)	(719)
Depreciation	(138)	(267)
Disposals	8	22
Foreign currency translation	12	(8)
Reclassification to assets held for sale	0	222
Balance, end of the year	$ (868)	$ (750)